Average Annual Total Returns - INVESCO SP 500 INDEX FUND	Class A InceptionDate	Class A 1Year	Class A 5Years	Class A 10Years	Class A Return After Taxes on Distributions 1Year	Class A Return After Taxes on Distributions 5Years	Class A Return After Taxes on Distributions 10Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 1Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 10Years	Class C InceptionDate	Class C 1Year	Class C 5Years	Class C 10Years	Class Y InceptionDate	Class Y 1Year	Class Y 5Years	Class Y 10Years	Class R6 InceptionDate		Class R6 1Year		Class R6 5Years		Class R6 10Years		S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 10Years	Lipper S&P 500® Objective Funds Index 1Year	Lipper S&P 500® Objective Funds Index 5Years	Lipper S&P 500® Objective Funds Index 10Years
Total	Sep. 26, 1997	11.34%	13.29%	12.60%	11.00%	12.85%	12.21%	6.95%	10.58%	10.46%	Sep. 26, 1997	15.97%	13.75%	12.59%	Sep. 26, 1997	18.11%	14.86%	13.53%	Apr. 04, 2017	[1]	18.15%	[1]	14.85%	[1]	13.38%	[1]	18.40%	15.22%	13.88%	17.95%	14.91%	13.58%

[1]	Performance shown prior to the inception date is that of the Fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R6 shares' returns of the Fund will be different from Class A shares' returns of the Fund as they have different expenses.